Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years